Inventory (Details) - Schedule of Inventory - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventory [Line Items]
Total inventory	$ 978,548	$ 495,667	$ 230,145
Raw Materials [Member]
Schedule of Inventory [Line Items]
Total inventory		279,514	81,133
Work in progress [Member]
Schedule of Inventory [Line Items]
Total inventory		147,906	116,984
Finished goods [Member]
Schedule of Inventory [Line Items]
Total inventory		$ 68,247	$ 32,028